Employee Benefit Plan, Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
EBP, Vesting
Vested interested on a profit sharing contribution account is determined by the following schedule, based on the years of service.

1 year of Vesting Service .............. 33.00% Vested
2 years of Vesting Service ............. 66.00% Vested
3 years of Vesting Service ........... 100.00% Vested